GENERAL	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
CyberArk Software Ltd. (together with its subsidiaries, the "Company") is an Israeli company that develops, markets and sells software-based Identity security solutions and services. The Company's solutions and services secure access for any identity - human or machine - to help organizations secure critical business assets, protect their distributed workforce and customers, and accelerate business in the cloud. The Company's software extends its leadership in Privileged Access Management, or PAM, to offer a comprehensive set of Identity Security capabilities.

b.
In March 2022, the Company acquired all of the share capital of AAPI1, Inc., a Delaware corporation ("Aapi") for total gross consideration of $17,689. CyberArk acquired Aapi to bolster Identity Lifecycle Management capabilities and broaden Identity Automation and Orchestration capabilities across its Identity Security Platform. Aapi specializes in the field of automation of identity. With identity automation, embedded App functions, and micro access control, Aapi develops an identity, communications and incident response platform. The Company expensed the related acquisition costs of $252 in General and Administrative. The Company accounted for the acquisition as business combination in accordance with ASC No. 805, "Business Combinations". Goodwill generated from this business combination is primarily attributable to the assembled workforce and expected post-acquisition synergies from integrating Aapi`s technology into the Company`s portfolio. Pro forma results of operations have not been presented because the acquisition was not material to the Company's results of operations.

c.
In July 2022, the Company acquired all of the share capital of C3M, LLC ("C3M") for total gross consideration of $28,298. CyberArk acquired C3M to strengthen the Company platform by offering cloud privilege security offerings and further expand the Company capabilities. C3M specializes in multi-cloud security and compliance solutions. The Company expensed the related acquisition costs of $1,992. The Company accounted for the acquisition as business combination in accordance with ASC No. 805, "Business Combinations". Goodwill generated from this business combination is primarily attributable to the assembled workforce and expected post-acquisition synergies from integrating C3M`s technology into the Company`s portfolio. Pro forma results of operations have not been presented because the acquisition was not material to the Company's results of operations.